Shareholder Report, Line Graph (Details) 197212_Pacer Trendpilot US Mid Cap ETF_TF_TSR Annual {TF} - USD ($)												12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2026
Pacer Trendpilot® US Mid Cap ETF
Account Value [Line Items]
Line Graph and Table Measure Name												Pacer Trendpilot® US Mid Cap ETF NAV
Accumulated Value	$ 15,017	$ 14,537	$ 13,583	$ 14,421	$ 14,864	$ 11,765	$ 12,666	$ 12,459	$ 11,283	$ 9,518	$ 10,000	$ 17,387
Pacer Trendpilot US Mid Cap Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Pacer Trendpilot® US Mid Cap Index
Accumulated Value	15,936	15,348	14,242	15,045	15,452	12,097	12,968	12,700	11,432	9,579	10,000	$ 18,520
S&P Composite 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P Composite 1500 Index
Accumulated Value	30,428	27,383	22,431	21,899	22,001	14,875	14,985	13,286	11,758	9,939	10,000	$ 39,910
S&P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P MidCap 400 Index
Accumulated Value	$ 21,702	$ 21,446	$ 18,357	$ 18,116	$ 19,486	$ 11,605	$ 13,644	$ 12,752	$ 11,617	$ 9,644	$ 10,000	$ 28,102